10. Debt Issue Costs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Debt issue costs, Beginning	$ 316,797	$ 161,946	$ 247,197
Additons		0	69,600
Amortization	(310,761)	(147,341)	(154,851)
Debt issue costs, Ending	$ 6,036	$ 14,605	$ 161,946